Related party transactions (Net expenses (income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total related party operating revenues	$ 4.6	$ 7.1	$ 12.3
Total related party financial items	196.3	187.9	185.9
Seadrill
Related Party Transaction [Line Items]
Total related party operating revenues	4.6	7.1	12.3
Total related party operating expenses	72.1	101.2	99.2
Interest expense recognized on deferred contingent consideration (k)	(3.1)	(4.2)	(5.2)
Related party interest expense (g)	(1.4)	(4.7)	(10.1)
Losses on related party derivatives (h)	0.0	(1.3)	(4.1)
Related party commitment fee (i)	0.0	(1.3)	(2.0)
Total related party financial items	(4.5)	(11.5)	(21.4)
Seadrill | Related party inventory sales (a)
Related Party Transaction [Line Items]
Total related party operating revenues	3.2	2.2	1.4
Seadrill | Rig operating costs
Related Party Transaction [Line Items]
Total related party operating revenues	1.4	4.9	10.9
Total related party operating expenses	0.8	22.9	24.9
Seadrill | Management and technical support fees (c) (d)
Related Party Transaction [Line Items]
Total related party operating expenses	70.6	74.5	62.8
Seadrill | Bareboat charter arrangement (f)
Related Party Transaction [Line Items]
Total related party operating expenses	0.0	2.8	9.5
Seadrill | Related party inventory purchases (a)
Related Party Transaction [Line Items]
Total related party operating expenses	$ 0.7	$ 1.0	$ 2.0